Leases - Reconciliation of Undiscounted Cash Flows (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Total undiscounted lease obligations	$ 50,662	$ 60,995
Less future interest charges	(17,097)	(19,787)
Total discounted lease obligations	33,565	41,208
Less: current portion of lease obligations	(12,829)	(14,198)
Non-current portion of lease obligations	20,736	27,010
Within one year [member]
Lessee, Lease, Description [Line Items]
Total undiscounted lease obligations	13,505	16,221
Between one and five years [member]
Lessee, Lease, Description [Line Items]
Total undiscounted lease obligations	17,902	23,099
Beyond five years [member]
Lessee, Lease, Description [Line Items]
Total undiscounted lease obligations	$ 19,255	$ 21,675